Provision for expected credit losses - Impact of changes in credit exposures on the provision for ECL (Details) - Loans and credit commitments - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Performing - Stage 1
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	$ 90.4	$ 37.4
Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL		0.1
Net decrease in credit exposure on the provision for ECL	35.7
Non-performing - Stage 3
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL		2.0
Net decrease in credit exposure on the provision for ECL	0.6
Parent Entity | Performing - Stage 1
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL	80.6	35.7
Parent Entity | Performing - Stage 2
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL		1.6
Net decrease in credit exposure on the provision for ECL	27.1
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses
Net increase in credit exposure on the provision for ECL		$ 1.9
Net decrease in credit exposure on the provision for ECL	$ 0.6